MFS(R) INVESTMENT MANAGEMENT
           500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        May 22, 2009



VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust III (the "Trust") (File No. 333-158507) on Behalf of MFS(R) High Income Fund (the "Fund"); Post-Effective Amendment No. 1 to the Registration Statement on Form N-14

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies, on behalf of the Registrant, that the form of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(b) under the Act do not differ from the form of Prospectus and Statement of Additional Information dated
May 19, 2009 included in Post-Effective Amendment No. 1, as filed electronically via EDGAR with the Commission on May 19, 2009.

         Please call the undersigned at (617) 954-5064 with any questions you may have.

                                        Very truly yours,


                                        TIMOTHY M. FAGAN
                                        Timothy M. Fagan
                                        Vice President & Senior Counsel

TMF/bjn